Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common Stock
Common Stock

Note 6 - Common Stock

During the six month period ended June 30, 2012, the Company issued 582,510 shares of common stock for a total of $1,019,375. Attached to these share issuances were 291,261 warrants. Each warrant is immediately exercisable for a period of four years at a price of $2.60 per share. The unit price was $1.75 for one share together with a warrant to purchase one share for every two shares subscribed for. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Four-year term, $3.31 stock price, $2.60 exercise price, 132% volatility, 0.82% risk free rate.  The Company has allocated $300,710 of the total $1,019,375 in proceeds to the value of the warrants.

Remuneration to an agent in respect of the foregoing share issuances totaled $52,484 in fees and expenses and 26,685 warrants.  Each warrant is immediately exercisable for a period of three years at a price of $1.75 per share. The warrants were valued at $79,555, using the Black-Scholes Option Pricing model using the following assumptions:  Three-year term, $3.45 stock price, $1.75 exercise price, 149% volatility, 0.36% risk free rate.

 During the six month period ended June 30, 2012, the Company also issued 105,591 shares of common stock and 52,798 warrants to consultants, employees and directors for services valued at $184,777, on the same terms as the cash subscriptions above. Attached to these share issuances were 52,798 warrants. Each warrant is immediately exercisable for a period of four years at a price of $2.60 per share. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Four-year term, $3.31 stock price, $2.60 exercise price, 132% volatility, 0.82% risk free rate.  The Company has allocated $54,509 of the total $184,777 value of services to the value of the warrants.

During the six month period ended June 30, 2012, and subsequent to the above stock issuances, the Company also received cash subscriptions totaling $268,000 for 153,144 shares of common stock at a price of $1.75 per share. These shares were issued on August 1, 2012, and details of further subscriptions subsequent to June 30, 2012, are set out in Note 9.

During the year ended December 31, 2011, the Company issued 1,859,073 shares of common stock, at prices ranging from $0.50 to $1.20 per share, for net cash proceeds of $1,595,906.  Attached to various share issuances totaling 370,000 shares were 300,000 warrants.  Each warrant is immediately exercisable for a period of five years at $0.50 per share.  The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Five-year term, $0.50-$1.00 stock price, $0.50 exercise price, 190% volatility, 1.45% - 2.00% risk free rate.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.

During the year ended December 31, 2011, the Company issued 434,726 shares of common stock to consultants, employees and directors for services. The stock was valued at $362,484, at prices ranging from $0.50 to $1.00 per share.  Values were based on the most recent cash issuance prices relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

During the year ended December 31, 2011, the Company issued 350,000 shares of common stock to a related party in advance for services to be performed over a five year period to raise the profile of the Company through the development of relationships with medical organizations, cancer charities, government and other policy makers.  The shares were valued at $1.00 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

The value of the shares was recorded as a prepaid expense that the Company will expense monthly as services are provided.  Because the shares are fully vested and non-forfeitable, the shares were valued based on the current market price on the grant date and will be amortized over the life of the agreement.  During the six month period ended June 30, 2012 and the year ended December 31, 2011, $35,000 and $29,167 has been recorded to professional fees leaving a balance of $303,333 as of March 31, 2012.

On December 6, 2011, the Company issued 525,000 shares under the terms of its purchase agreement with ValiRx Plc as modified, to settle debts of $1,110,000 related to the acquisition of Belgian Volition SA and certain patents (see Note 4).  The Company issued an additional 119,886 shares of common stock to settle outstanding notes payable of $59,943.  The shares were valued at $0.50 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505 and thus no gain or loss was recorded on the settlement of debt.

8.

Common Stock

During the year ended December 31, 2011, the Company issued 1,859,073 shares of common stock, at prices ranging from $0.50 to $1.20 per share, for net cash proceeds of $1,595,906.  Attached to various share issuances totaling 370,000 shares were 300,000 warrants.  Each warrant is immediately exercisable for a period of five years at $0.50 per share.  The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Five-year term, $0.50-$1.00 stock price, $0.50 exercise price, 190% volatility, 1.45% - 2.00% risk free rate.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.

During the year ended December 31, 2011, the Company issued 434,726 shares of common stock to consultants, employees and directors for services. The stock was valued at $362,484, at prices ranging from $0.50 to $1.00 per share.  Values were based on the most recent cash issuance prices relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

During the year ended December 31, 2011, the Company issued 350,000 shares of common stock to a related party in advance for services to be performed over a five year period to raise the profile of the Company through the development of relationships with medical organizations, cancer charities, government and other policy makers.  The shares were valued at $1.00 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

The value of the shares was recorded as a prepaid expense that the Company will expense monthly as services are provided.  Because the shares are fully vested and non-forfeitable, the shares were valued based on the current market price on the grant date and will be amortized over the life of the agreement.  During the years ended December 31, 2011 and 2010, $29,167 and $0 has been recorded to professional fees leaving a balance of $320,833 and $-0- as of each year end, respectively.

On December 6, 2011, the Company issued 525,000 shares under the terms of its purchase agreement with ValiRx Plc as modified, to settle debts of $1,110,000 related to the acquisition of Belgian Volition SA and certain patents (see Note 4).  The Company issued an additional 119,886 shares of common stock to settle outstanding notes payable of $59,943.  The shares were valued at $0.50 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505 and thus no gain or loss was recorded on the settlement of debt.